Customer and Vendor Concentration (Details Textual)	12 Months Ended
Dec. 31, 2015 Customers
Customer and Vendor Concentration (Textual)
Number of customers	2
Concentration risk, description	Greater than 10
Vendor A [Member]
Customer and Vendor Concentration (Textual)
Concentration risk, description	Greater than 10